Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

Unlimited number of common shares and preferred shares, issuable in series, all without par value.

	Common shares	Amount
	#	$
Issued and outstanding
Balance – January 1, 2020 (recast – note 2)	50,630,875	90,294
Issued for cash, net of issuance costs	15,611,778	43,515
Stock options exercised	162,086	482
DSUs redeemed	76,920	128
Warrants exercised	611,888	2,286
Balance – December 31, 2020 (recast – note 2)	67,093,547	136,705
Issued for cash, net of issuance costs	14,842,408	18,983
DSUs redeemed	145,870	331
Stock options exercised	83,504	217
Balance – December 31, 2021	82,165,329	156,236